Variable Interest Entities (Summary of the Impact of Qualifying LIHTC Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Affordable Housing Tax Credits and Other Tax Benefits	$ (6,165)	$ (7,239)	$ (8,075)
Low income housing tax credits [Member]
Variable Interest Entity [Line Items]
Amortization of qualifying LIHTC investments	14,223	13,496	9,880
Affordable Housing Tax Credits and Other Tax Benefits	(10,100)	(9,450)	(9,850)
Other tax benefits related to qualifying LIHTC investments [Member]
Variable Interest Entity [Line Items]
Affordable Housing Tax Credits and Other Tax Benefits	$ (9,779)	$ (10,787)	$ (7,438)